Quarterly Holdings Report
for

Fidelity Advisor® Growth & Income Fund

August 31, 2019

AGAI-QTLY-1019
1.805763.115

Schedule of Investments August 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.7%
		Shares	Value (000s)
COMMUNICATION SERVICES - 8.8%
Diversified Telecommunication Services - 1.6%
AT&T, Inc.		15,354	$541
Verizon Communications, Inc.		133,209	7,747
			8,288
Entertainment - 1.4%
Activision Blizzard, Inc.		39,200	1,984
The Walt Disney Co.		9,600	1,318
Vivendi SA		138,900	3,882
			7,184
Interactive Media & Services - 0.5%
Alphabet, Inc.:
Class A (a)		973	1,158
Class C (a)		913	1,085
			2,243
Media - 5.3%
Comcast Corp. Class A		485,358	21,482
Fox Corp. Class A		48,800	1,619
Interpublic Group of Companies, Inc.		100,600	2,000
Omnicom Group, Inc.		11,900	905
Sinclair Broadcast Group, Inc. Class A		29,800	1,328
			27,334

TOTAL COMMUNICATION SERVICES			45,049

CONSUMER DISCRETIONARY - 1.7%
Household Durables - 0.3%
Mohawk Industries, Inc. (a)		200	24
Whirlpool Corp.		11,800	1,641
			1,665
Leisure Products - 0.1%
Brunswick Corp.		11,600	541
Specialty Retail - 1.1%
Lowe's Companies, Inc.		39,057	4,382
TJX Companies, Inc.		23,140	1,272
			5,654
Textiles, Apparel & Luxury Goods - 0.2%
Puma AG		806	61
PVH Corp.		9,300	705
			766

TOTAL CONSUMER DISCRETIONARY			8,626

CONSUMER STAPLES - 9.3%
Beverages - 1.3%
The Coca-Cola Co. (b)		122,184	6,725
Food & Staples Retailing - 2.0%
Walgreens Boots Alliance, Inc.		34,000	1,740
Walmart, Inc. (b)		74,710	8,536
			10,276
Food Products - 0.5%
Nestle SA sponsored ADR		24,700	2,776
Household Products - 1.4%
Colgate-Palmolive Co.		1,600	119
Procter & Gamble Co. (b)		45,235	5,439
Spectrum Brands Holdings, Inc.		24,500	1,369
			6,927
Tobacco - 4.1%
Altria Group, Inc.		382,620	16,736
British American Tobacco PLC sponsored ADR		99,880	3,506
Philip Morris International, Inc.		13,761	992
			21,234

TOTAL CONSUMER STAPLES			47,938

ENERGY - 9.5%
Energy Equipment & Services - 0.3%
Baker Hughes, A GE Co. Class A		84,800	1,839
Oil, Gas & Consumable Fuels - 9.2%
BP PLC sponsored ADR		112,151	4,144
Cenovus Energy, Inc.		3,000	26
Cenovus Energy, Inc. (Canada)		820,900	7,165
Equinor ASA sponsored ADR		242,900	4,132
Exxon Mobil Corp.		345,400	23,653
Hess Corp.		68,100	4,287
Kosmos Energy Ltd.		414,700	2,621
The Williams Companies, Inc.		46,346	1,094
			47,122

TOTAL ENERGY			48,961

FINANCIALS - 17.1%
Banks - 11.9%
Bank of America Corp. (b)		559,442	15,390
Citigroup, Inc. (b)		54,727	3,522
First Hawaiian, Inc.		29,200	750
JPMorgan Chase & Co. (b)		103,043	11,320
M&T Bank Corp.		5,400	790
PNC Financial Services Group, Inc.		47,016	6,062
SunTrust Banks, Inc.		85,935	5,286
U.S. Bancorp		81,730	4,306
Wells Fargo & Co.		297,850	13,871
			61,297
Capital Markets - 3.9%
Apollo Global Management LLC Class A		5,600	211
Brookfield Asset Management, Inc.		4,200	217
Cboe Global Markets, Inc.		3,610	430
Charles Schwab Corp.		37,213	1,424
FS KKR Capital Corp.		3,600	20
KKR & Co. LP		71,313	1,843
Lazard Ltd. Class A		6,000	206
Morgan Stanley		36,930	1,532
Northern Trust Corp.		80,437	7,073
Oaktree Capital Group LLC Class A		26,894	1,405
S&P Global, Inc.		1,200	312
State Street Corp.		99,970	5,129
Virtu Financial, Inc. Class A		8,526	160
			19,962
Consumer Finance - 0.0%
Shriram Transport Finance Co. Ltd.		14,100	191
Insurance - 1.0%
Chubb Ltd.		14,700	2,297
Marsh & McLennan Companies, Inc.		16,966	1,695
The Travelers Companies, Inc. (b)		9,100	1,337
			5,329
Thrifts & Mortgage Finance - 0.3%
Radian Group, Inc.		64,390	1,452

TOTAL FINANCIALS			88,231

HEALTH CARE - 16.2%
Biotechnology - 1.7%
AbbVie, Inc.		29,300	1,926
Alexion Pharmaceuticals, Inc. (a)		27,900	2,811
Amgen, Inc.		13,200	2,754
Intercept Pharmaceuticals, Inc. (a)		19,495	1,251
			8,742
Health Care Equipment & Supplies - 0.3%
Becton, Dickinson & Co.		3,000	762
Boston Scientific Corp. (a)(b)		14,500	620
			1,382
Health Care Providers & Services - 6.8%
AmerisourceBergen Corp.		43,000	3,538
Cardinal Health, Inc.		85,300	3,679
Cigna Corp.		32,600	5,019
CVS Health Corp.		162,351	9,890
Humana, Inc.		3,100	878
McKesson Corp.		43,633	6,033
Patterson Companies, Inc.		57,900	968
UnitedHealth Group, Inc.		21,500	5,031
			35,036
Pharmaceuticals - 7.4%
Bayer AG		104,838	7,792
Bristol-Myers Squibb Co.		230,400	11,075
Corteva, Inc.		20,400	598
GlaxoSmithKline PLC sponsored ADR		219,609	9,131
Johnson & Johnson		75,701	9,717
Novartis AG sponsored ADR		601	54
			38,367

TOTAL HEALTH CARE			83,527

INDUSTRIALS - 14.1%
Aerospace & Defense - 1.7%
General Dynamics Corp.		13,600	2,601
Huntington Ingalls Industries, Inc.		6,400	1,338
Meggitt PLC		350	3
United Technologies Corp. (b)		37,431	4,875
			8,817
Air Freight & Logistics - 2.3%
C.H. Robinson Worldwide, Inc.		10,100	853
Expeditors International of Washington, Inc.		800	57
FedEx Corp.		4,800	761
United Parcel Service, Inc. Class B (b)		83,779	9,941
			11,612
Commercial Services & Supplies - 0.4%
Healthcare Services Group, Inc. (c)		44,300	999
Interface, Inc.		60,500	669
Ritchie Bros. Auctioneers, Inc.		1,700	67
Stericycle, Inc. (a)		10,525	472
			2,207
Electrical Equipment - 0.6%
Acuity Brands, Inc.		9,400	1,179
Hubbell, Inc. Class B		13,412	1,759
Rockwell Automation, Inc.		2,200	336
			3,274
Industrial Conglomerates - 4.4%
3M Co.		1,100	178
General Electric Co.		2,703,693	22,305
			22,483
Machinery - 0.8%
Deere & Co.		1,700	263
Donaldson Co., Inc.		16,900	817
Flowserve Corp.		29,600	1,263
Wabtec Corp.		28,831	1,995
			4,338
Professional Services - 0.5%
RELX PLC (London Stock Exchange)		91,922	2,200
Robert Half International, Inc.		1,800	96
			2,296
Road & Rail - 2.7%
J.B. Hunt Transport Services, Inc.		37,120	4,010
Knight-Swift Transportation Holdings, Inc. Class A		121,300	4,141
Norfolk Southern Corp.		2,508	437
Union Pacific Corp. (b)		31,000	5,021
			13,609
Trading Companies & Distributors - 0.7%
Fastenal Co.		15,200	465
Watsco, Inc.		19,764	3,232
			3,697

TOTAL INDUSTRIALS			72,333

INFORMATION TECHNOLOGY - 14.6%
Communications Equipment - 0.3%
Cisco Systems, Inc.		36,371	1,703
IT Services - 2.3%
DXC Technology Co.		15,200	505
IBM Corp.		9,300	1,260
MasterCard, Inc. Class A		390	110
Paychex, Inc. (b)		12,409	1,014
Unisys Corp. (a)		72,692	475
Visa, Inc. Class A (b)		46,440	8,397
			11,761
Semiconductors & Semiconductor Equipment - 3.2%
Analog Devices, Inc.		6,300	692
Applied Materials, Inc.		41,695	2,002
Lam Research Corp.		2,300	484
Marvell Technology Group Ltd.		14,500	348
NVIDIA Corp.		2,100	352
Qualcomm, Inc.		159,398	12,396
			16,274
Software - 6.8%
Microsoft Corp. (b)		175,073	24,140
Oracle Corp.		107,084	5,575
SAP SE sponsored ADR		44,100	5,255
			34,970
Technology Hardware, Storage & Peripherals - 2.0%
Apple, Inc.		49,173	10,264

TOTAL INFORMATION TECHNOLOGY			74,972

MATERIALS - 0.7%
Chemicals - 0.7%
International Flavors & Fragrances, Inc.		4,900	538
Nutrien Ltd.		46,180	2,326
The Scotts Miracle-Gro Co. Class A (b)		6,500	691
			3,555
REAL ESTATE - 1.6%
Equity Real Estate Investment Trusts (REITs) - 1.6%
American Tower Corp. (b)		10,600	2,440
CoreSite Realty Corp.		12,300	1,429
Equinix, Inc. (b)		4,610	2,564
Public Storage		3,400	900
Simon Property Group, Inc.		5,400	804
			8,137
UTILITIES - 1.1%
Electric Utilities - 0.9%
Duke Energy Corp.		13,300	1,233
Exelon Corp.		11,800	558
PPL Corp.		43,200	1,277
Southern Co. (b)		24,700	1,439
			4,507
Multi-Utilities - 0.2%
Sempra Energy		6,900	977

TOTAL UTILITIES			5,484

TOTAL COMMON STOCKS
(Cost $401,985)			486,813

Convertible Preferred Stocks - 0.4%
HEALTH CARE - 0.3%
Health Care Equipment & Supplies - 0.3%
Becton, Dickinson & Co. Series A, 6.125%		26,900	1,667
INDUSTRIALS - 0.1%
Trading Companies & Distributors - 0.1%
Avantor, Inc. Series A 6.25%		5,100	313
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $1,790)			1,980
		Principal Amount (000s)(d)	Value (000s)

Convertible Bonds - 0.1%
HEALTH CARE - 0.1%
Biotechnology - 0.0%
Intercept Pharmaceuticals, Inc. 2% 5/15/26		190	169
Pharmaceuticals - 0.1%
Bayer Capital Corp. BV 5.625% 11/22/19 (e)	EUR	500	460
TOTAL CONVERTIBLE BONDS
(Cost $725)			629
		Shares	Value (000s)

Other - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Utica Shale Drilling Program (non-operating revenue interest)(f)(g)(h)		1,136,506	94
Utica Shale Drilling Program (non-operating revenue interest) 10% 10/5/23(f)(g)(h)		979,863	637
(Cost $1,477)			731

Money Market Funds - 4.7%
Fidelity Cash Central Fund 2.13% (i)		23,378,792	23,383
Fidelity Securities Lending Cash Central Fund 2.13% (i)(j)		639,254	639
TOTAL MONEY MARKET FUNDS
(Cost $24,022)			24,022
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $429,999)			514,175
NET OTHER ASSETS (LIABILITIES) - 0.0%			114
NET ASSETS - 100%			$514,289

Written Options

Written Options
	Counterparty	Number of Contracts	Notional Amount (000s)	Exercise Price	Expiration Date	Value (000s)
Call Options
American Tower Corp.	Chicago Board Options Exchange	6	$138	$250.00	1/17/20	$(3)
American Tower Corp.	Chicago Board Options Exchange	6	138	240.00	1/17/20	(5)
Bank of America Corp.	Chicago Board Options Exchange	557	1,532	29.00	10/18/19	(22)
Boston Scientific Corp.	Chicago Board Options Exchange	133	568	45.00	11/15/19	(14)
Citigroup, Inc.	Chicago Board Options Exchange	31	199	72.50	9/20/19	0
Citigroup, Inc.	Chicago Board Options Exchange	82	528	67.50	10/18/19	(10)
Equinix, Inc.	Chicago Board Options Exchange	4	223	570.00	12/20/19	(9)
Equinix, Inc.	Chicago Board Options Exchange	4	223	580.00	12/20/19	(7)
JPMorgan Chase & Co.	Chicago Board Options Exchange	152	1,670	115.00	12/20/19	(42)
Microsoft Corp.	Chicago Board Options Exchange	171	2,357	145.00	10/18/19	(28)
Paychex, Inc.	Chicago Board Options Exchange	123	1,005	90.00	9/20/19	0
Procter & Gamble Co.	Chicago Board Options Exchange	107	1,286	125.00	10/18/19	(15)
Southern Co.	Chicago Board Options Exchange	52	303	57.50	11/15/19	(13)
Southern Co.	Chicago Board Options Exchange	184	1,072	60.00	10/18/19	(14)
The Coca-Cola Co.	Chicago Board Options Exchange	121	666	57.50	11/15/19	(8)
The Scotts Miracle-Gro Co.	Chicago Board Options Exchange	12	128	100.00	9/20/19	(9)
The Travelers Companies, Inc.	Chicago Board Options Exchange	82	1,205	150.00	10/18/19	(17)
Union Pacific Corp.	Chicago Board Options Exchange	25	405	185.00	9/20/19	0
United Parcel Service, Inc.	Chicago Board Options Exchange	38	451	125.00	9/20/19	(2)
United Technologies Corp.	Chicago Board Options Exchange	12	156	135.00	11/15/19	(4)
United Technologies Corp.	Chicago Board Options Exchange	12	156	135.00	10/18/19	(3)
Visa, Inc.	Chicago Board Options Exchange	48	868	175.00	9/20/19	(36)
Visa, Inc.	Chicago Board Options Exchange	44	796	190.00	9/20/19	(2)
Walmart, Inc.	Chicago Board Options Exchange	38	434	115.00	10/18/19	(10)
TOTAL WRITTEN OPTIONS						$(273)

Currency Abbreviations

EUR – European Monetary Unit

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $16,507,000.

 (c) Security or a portion of the security is on loan at period end.

 (d) Amount is stated in United States dollars unless otherwise noted.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $460,000 or 0.1% of net assets.

 (f) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $731,000 or 0.1% of net assets.

 (h) Level 3 security

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 9/1/17	$496
Utica Shale Drilling Program (non-operating revenue interest) 10% 10/5/23	10/5/16 - 4/5/18	981

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$333
Fidelity Securities Lending Cash Central Fund	8
Total	$341

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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